Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,406)	$ (945)	$ (5,328)
Foreign currency translation adjustment, net of tax of $0, $0 and $0	348	44	434
Comprehensive loss	$ (1,058)	$ (901)	$ (4,894)